CONSOLIDATED STATEMENTS OF CASH FLOW - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	€ (30,056,000)	€ (24,639,000)	€ (12,152,000)
Adjustments for
Finance income	(6,763,000)	(3,675,000)	(62,000)
Finance expenses	4,320,000	2,072,000	990,000
Depreciation and impairment of property, plant and equipment and right-of-use assets	1,119,000	783,000	620,000
Amortization of intangible assets	813,000	879,000	0
Share-based payment transaction expense	2,698,000	1,270,000	2,549,000
Remeasurement of recoverable cash advances	(247,000)	(346,000)	(146,000)
Increase/(decrease) in provisions	37,000	(13,000)	7,000
Other non-cash items	(356,000)	(249,000)	12,000
Cash generated before changes in working capital	(28,435,000)	(23,918,000)	(8,182,000)
Changes in working capital
(Increase)/decrease in inventory	(536,000)	(291,000)	(55,000)
(Increase)/decrease in trade and other receivables	7,000	(2,523,000)	365,000
Increase/(decrease) in trade and other payables	615,000	1,670,000	1,109,000
Cash generated from changes in operations	(28,349,000)	(25,062,000)	(6,763,000)
Interests received	3,000	0	3,000
Income tax paid	(410,000)	(274,000)	(104,000)
Net cash used in operating activities	(28,756,000)	(25,336,000)	(6,864,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(886,000)	(1,469,000)	(562,000)
Capitalization of intangible assets	(15,463,000)	(10,348,000)	(10,118,000)
Increase of long-term deposits	0	0	(13,000)
Purchase of financial assets - current	(102,620,000)	0	0
Proceeds from sale of financial assets - current	28,913,000	0	0
Interest income on financial assets	110,000	0	0
Net cash used in investing activities	(89,946,000)	(11,817,000)	(10,693,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(772,000)	(500,000)	(479,000)
Repayment of other loan	(83,000)	(83,000)	(63,000)
Interests paid	(130,000)	(385,000)	(151,000)
Repayment of recoverable cash advance	(216,000)	(280,000)	(55,000)
Proceeds from convertible loan	0	0	1,000,000
Proceeds from issuance of shares, net of transaction costs	255,000	77,728,000	103,583,000
Other financial costs	(37,000)	(8,000)	0
Recoverable cash advances received	0	0	190,000
Net cash generated from financing activities	(983,000)	76,472,000	104,025,000
Movement in cash and cash equivalents	(119,685,000)	39,319,000	86,468,000
Effect of exchange rates on cash and cash equivalents	2,064,000	3,890,000	(23,000)
Cash and cash equivalents at January 1	135,509,000	92,300,000	5,855,000
Cash and cash equivalents at December 31	€ 17,888,000	€ 135,509,000	€ 92,300,000